Stockholders' Equity (Details) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	32 Months Ended	38 Months Ended			0 Months Ended				0 Months Ended			6 Months Ended		0 Months Ended		3 Months Ended
	Sep. 04, 2013	Sep. 30, 2013	Sep. 30, 2013	Mar. 31, 2012	Mar. 31, 2013	Sep. 30, 2013	Sep. 03, 2013	Aug. 27, 2012	Oct. 06, 2013 Subsequent Events	Oct. 04, 2013 Subsequent Events	Jun. 26, 2013 Public Offering Subsequent Events	Sep. 30, 2013 Two stockholders	Oct. 04, 2013 Brownstein Hyatt Subsequent Events	Aug. 30, 2013 Redeemable preferred stock	Aug. 14, 2013 Redeemable preferred stock	Sep. 30, 2013 Redeemable preferred stock	Sep. 30, 2013 Redeemable preferred stock Two stockholders	Aug. 30, 2013 Redeemable preferred stock Two stockholders Public Offering Series A Warrants	Aug. 30, 2013 Redeemable preferred stock Two stockholders Public Offering Series B Warrants	Sep. 30, 2013 Redeemable preferred stock Two stockholders Very Hungry Notes
Shareholders' Equity
Reverse stock split	0.02
Stock issued and outstanding on completion of reverse stock split	2,299,388
Common Stock
Common stock, shares authorized		300,000,000	300,000,000	100,000,000	300,000,000	300,000,000		300,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001
Common stock issued (in shares)		4,174,039	4,174,039	789,783	1,451,914	4,174,039	114,969,415					1,090,198
Common stock outstanding (in shares)		4,174,039	4,174,039	789,783	1,451,914	4,174,039	114,969,415
Stock issued for services (in shares)										1,500			34,483
Preferred Stock
Preferred stock, shares authorized				10,000,000	100,000,000			100,000,000								100,000,000
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001											$ 0.001
Number of shares of redeemable preferred stock issued																15,000,000
Number of shares of redeemable preferred stock outstanding		15,000,000	15,000,000			15,000,000										15,000,000
Liquidation value		$ 15,000,000	$ 15,000,000			$ 15,000,000											$ 5,500,000
Number of mandatorily convertible preferred stock shares issued in exchange for the redemption of convertible notes																				5,500,000
Amount of debt exchanged				8,417,000	9,493,000	9,493,000														5,500,000
Redeemable non-convertible and non-voting and preferred stock interest percentage																8.00%
Market capitalization cap percentage for redemption															10.00%	10.00%
Number of shares of common stock sold									1,500		833,334			916,668
Warrants issued (in shares)																		916,668	916,668
Loss on debt extinguishment		(1,740,000)	11,374,000	(2,000,000)	(2,000,000)	9,374,000										2,100,000
Beneficial conversion recorded and amortized through additional paid-in capital																$ 700,000